Goodwill (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gross amount of goodwill
Balance at beginning of period	8,471	8,673
Goodwill acquired during the period	3	28
Goodwill Discontinued Operations	(127)	0
Foreign currency translation impact	(214)	(192)
Other	(40)	(38)
Balance at end of period	8,093	8,471	8,673
Accumulated impairment
Balance at beginning of period	82	82
Goodwill impairment	12	0	0
Balance at end of period	94	82	82
Net book value
Net book value	7,999	8,389
Private Banking & Wealth Management
Gross amount of goodwill
Balance at beginning of period	2,409	2,471
Goodwill acquired during the period	3	28
Goodwill Discontinued Operations	(127)	0
Foreign currency translation impact	(73)	(54)
Other	(36)	(36)
Balance at end of period	2,176	2,409
Accumulated impairment
Balance at beginning of period	0	0
Goodwill impairment	12	0
Balance at end of period	12	0
Net book value
Net book value	2,164	2,409
Number of reporting units	3
Investment Banking
Gross amount of goodwill
Balance at beginning of period	6,062	6,202
Goodwill acquired during the period	0	0
Goodwill Discontinued Operations	0	0
Foreign currency translation impact	(141)	(138)
Other	(4)	(2)
Balance at end of period	5,917	6,062
Accumulated impairment
Balance at beginning of period	82	82
Goodwill impairment	0	0
Balance at end of period	82	82
Net book value
Net book value	5,835	5,980
Bank
Gross amount of goodwill
Balance at beginning of period	7,592	7,782
Goodwill acquired during the period	3	28
Goodwill Discontinued Operations	(127)	0
Foreign currency translation impact	(213)	(203)
Other	(40)	(15)
Balance at end of period	7,215	7,592	7,782
Accumulated impairment
Balance at beginning of period	82	82
Goodwill impairment	12	0	0
Balance at end of period	94	82	82
Net book value
Net book value	7,121	7,510
Bank | Private Banking & Wealth Management
Gross amount of goodwill
Balance at beginning of period	2,210	2,260
Goodwill acquired during the period	3	28
Goodwill Discontinued Operations	(127)	0
Foreign currency translation impact	(72)	(65)
Other	(36)	(13)
Balance at end of period	1,978	2,210
Accumulated impairment
Balance at beginning of period	0	0
Goodwill impairment	12	0
Balance at end of period	12	0
Net book value
Net book value	1,966	2,210
Bank | Investment Banking
Gross amount of goodwill
Balance at beginning of period	5,382	5,522
Goodwill acquired during the period	0	0
Goodwill Discontinued Operations	0	0
Foreign currency translation impact	(141)	(138)
Other	(4)	(2)
Balance at end of period	5,237	5,382
Accumulated impairment
Balance at beginning of period	82	82
Goodwill impairment	0	0
Balance at end of period	82	82
Net book value
Net book value	5,155	5,300